Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Deferred tax assets and liabilities
17. Deferred tax assets and liabilities

	Accelerated capital allowances £m	Cash flow hedges £m	Share -based payments £m	Acquired intangible asset* £m	Losses £m	Other temporary differences £m	Total £m
At 1 January 2021	(9.9)	—	5.7	(17.8)	4.9	5.1	(12.0)
(Charge)/credit to income	(5.3)	—	6.4	5.0	1.2	1.0	8.3
Charge to equity	—	—	(4.5)	—	—	—	(4.5)
Credit to other comprehensive income	—	—	—	—	—	0.9	0.9
Arising on acquisition*	—	—	—	(19.9)	—	(1.6)	(21.5)
Reclassification	0.5	—	—	0.1	—	(0.6)	—
Exchange differences	(0.1)	—	—	0.4	—	0.2	0.5

At 31 December 2021*	(14.8)	—	7.6	(32.2)	6.1	5.0	(28.3)
(Charge)/credit to income	(8.3)	—	5.5	7.5	5.8	2.4	12.9
Charge to equity	—	—	(1.4)	—	—	—	(1.4)
Credit to other comprehensive income	—	0.1	—	—	—	—	0.1
Exchange differences	0.1	—	—	(3.6)	0.1	0.1	(3.3)

At 31 December 2022	(23.0)	0.1	11.7	(28.3)	12.0	7.5	(20.0)

*	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.
Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to do so and an intention to settle net.
Deferred tax balances are comprised as follows:

	31 December 2022 £m	31 December 2021* £m
Deferred tax assets to be recovered
Within 12 months	13.4	3.6
After more than 12 months	(1.3)	9.6

	12.1	13.2
Deferred tax liabilities to be settled
Within 12 months	0.1	4.6
After more than 12 months	(32.2)	(46.1)

	(32.1)	(41.5)

Deferred tax liabilities (net)	(20.0)	(28.3)

*	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.
Deferred tax is calculated using tax rates that are expected to apply in the period when the liability or asset is expected to be realized based on rates enacted or substantively enacted by the reporting date.